Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

14.Warrants

For accounting purposes, the Company was considered to have issued the Public Warrants and Private Warrants as part of the Business Combination (Note 6).

Public Warrants

Each whole Public Warrant entitles the holder to purchase one TMC common share at a price of $11.50 per share beginning on October 9, 2021. As at December 31, 2021, 15,000,000 Public Warrants were outstanding. Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the units and only whole Public Warrants will trade. The Public Warrants will expire on September 9, 2026 or earlier upon redemption or liquidation. Public Warrant holders do not have the rights or privileges of holders of common shares nor any voting rights until they exercise their warrants and receive common shares.

The Company will not be obligated to deliver any common shares pursuant to the exercise of a Public Warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act of 1933, as amended (“Securities Act”) with respect to the common shares underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available. No Public Warrants will be exercisable and the Company will not be obligated to issue a common share upon exercise of a Public Warrant unless the common share issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Public Warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Public Warrants. In the event that a registration statement is not effective for the exercised Public Warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the common share underlying such unit. On October 7, 2021, the Company filed a Registration Statement on Form S-1 with respect to the common shares underlying the Public Warrants, as well as the Private Warrants, which was declared effective by the SEC on October 22, 2021.

The Company is required to file a post-effective amendment to this Registration Statement on Form S-1, which will need to be declared effective by the SEC, following the Company’s filing of its Annual Report on Form 10-K for the year ended December 31, 2021 in which these Notes to the Consolidated Financial Statements are included to update the information and financial statements included therein.

The Company may call the Public Warrants for redemption:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the closing price of the common shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-day trading period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption in certain circumstances, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis, by surrendering the Public Warrants for a number of common shares per warrant equal to the lesser of:

●	the quotient obtained by dividing (x) the product of the number of common shares underlying such warrant, multiplied by the excess of the average reported closing price of common shares for the ten trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders (“Fair Market Value”) over the warrant price by (y) the Fair Market Value, and
●	0.365.

As at December 31, 2021, the value of outstanding Public Warrants of $19.5 million was recorded in additional paid in capital.

Private Warrants

As at December 31, 2021, 9,500,000 Private Warrants were outstanding. The Private Warrants (including the common shares issuable upon exercise of the Private Warrants) were not transferable, assignable or salable until October 9, 2021, except to permitted transferees. The Private Warrants are identical to the Public Warrants, except that so long as they are held by the Sponsor or any of its permitted transferees:

(i)	the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and
(ii)	the Private Warrants are not redeemable by the Company.

The Private Warrants are subject to the Company’s redemption option at the price of $0.01 per warrant, if not held by the Sponsor or any of its permitted transferees, provided that the other conditions of such redemption are met, as described above. If holders of the Private Warrants elect to exercise the warrants on a cashless basis, the holder would pay the exercise price by surrendering their Private Warrants for a number of common shares equal to:

●	the quotient obtained by dividing (x) the product of the number of common shares underlying the warrants, multiplied by the excess of the average reported closing price of the common shares for the ten trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent (“fair market value”) over the exercise price of the warrants by (y) the fair market value.

If the Private Warrants are held by a holder other than the Sponsor or any of its permitted transferees, the Private Warrants are redeemable by the Company in all redemption scenarios applicable to the Public Warrants and exercisable by such holders on the same basis as the Public Warrants. In December 2021, the Private Warrants were transferred to permitted transferees.

The Company evaluated the Private Warrants under ASC 815-40, in conjunction with the SEC Statement, and concluded that they do not meet the criteria to be classified in shareholders’ equity. Specifically, the terms of the warrants provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder, and, because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude the warrant from being classified in equity and thus the warrants should be classified as a liability.

The Private Warrants were valued using a Black-Scholes model, which resulted in a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Warrants was the expected volatility of the Company’s common shares. The expected volatility was estimated using a binomial model based on consideration of the implied volatility from the Company’s Public Warrants adjusted to account for the call feature of the Public Warrants at prices above $18.00 during 20 trading days within any 30-trading day period.

As at December 31, 2021, the fair value of outstanding Private Warrants of $3.1 million is recorded as warrants liability. The following table presents the changes in the fair value of warrants liability:

Private
Warrants
Warrants liability as at September 9, 2021	$12,501
Reduction in fair value of warrants liability	(9,375)
Warrants liability as at December 31, 2021	$3,126

As at December 31, 2021, the fair value of the Private Warrants was estimated using the following assumptions:

	December 31, 2021		September 9, 2021
Exercise price	$11.50		$11.50
Share price	$2.08		$10.62
Volatility	64.6%		15.8%
Term	4.7	years	5.0	years
Risk-free rate	1.2%		0.8%
Dividend yield	0.0%		0.0%

There were no exercises or redemptions of the Public Warrants or Private Warrants during the year ended December 31, 2021.

Allseas Warrants

The Allseas Warrants will vest and become exercisable upon successful completion of the PMTS and will expire on September 30, 2026. A maximum of 11.6 million warrants to purchase common shares will vest if the PMTS is completed by September 30, 2023, gradually decreasing to 5.8 million warrants to purchase common shares if the PMTS is completed after September 30, 2025. Since the Allseas Warrants vest upon the achievement of a performance condition, being the completion of the PMTS, under U.S. GAAP, the vesting of the Allseas Warrants was not determined to be probable as at December 31, 2021. No expense or liability has been recorded as at and for the year ended December 31, 2021.